Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Goodwill and other intangible assets

D.4. Goodwill and other intangible assets

Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2016	39,557

Acquisitions during the period	5
Currency translation differences	725

Balance at December 31, 2016	40,287

Acquisitions during the period	2,347
Other movements during the period	12
Currency translation differences	(2,382)

Balance at December 31, 2017	40,264

Acquisitions during the period	4,039
Other movements during the period(a)	(1,006)
Currency translation differences	938

Balance at December 31, 2018	44,235

(a)	Relates mainly to the divestment of the European Generics business.

Acquisition of Bioverativ (2018)

The provisional purchase price allocation for Bioverativ resulted in the recognition of intangible assets (other than goodwill)

totaling €8,113 million as of the acquisition date (March 8, 2018), and of goodwill provisionally measured at €2,676 million as of the acquisition date (see Note D.1.1.).

Acquisition of Ablynx (2018)

The provisional purchase price allocation for Ablynx resulted in the recognition of intangible assets (other than goodwill) totaling €2,409 million as of the acquisition date (May 14, 2018), and of goodwill provisionally measured at €1,372 million as of the acquisition date (see Note D.1.1.).

Acquisition of Boehringer Ingelheim’s Consumer Healthcare business (2017)

The final purchase price allocation for Boehringer Ingelheim’s Consumer Healthcare business resulted in the recognition of intangible assets (other than goodwill) totaling €3,771 million at the acquisition date (January 1, 2017), and goodwill of €2,222 million (see Note D.2.).

Acquisition of Protein Sciences (2017)

The final purchase price allocation for Protein Sciences resulted in the recognition of intangible assets (other than goodwill) totaling €776 million, and goodwill of €117 million (see Note D.1.2.).

Movements in other intangible assets comprise:

(€ million)	Acquired R&D		Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2016	3,854		52,002	1,231	57,087

Changes in scope of consolidation	—		465	—	465
Acquisitions and other increases	142		127	148	417
Disposals and other decreases	(305	)(c)	(687)	(73)	(1,065)
Currency translation differences	55		1,124	17	1,196
Transfers(a)	(97)		76	3	(18)

Gross value at December 31, 2016	3,649		53,107	1,326	58,082

Changes in scope of consolidation	—		4,546	1	4,547
Acquisitions and other increases	317		212	170	699
Disposals and other decreases	(39)		(450)	(62)	(551)
Currency translation differences	(200)		(3,814)	(51)	(4,065)
Transfers(a)	(48)		37	(16)	(27)

Gross value at December 31, 2017	3,679		53,638	1,368	58,685

Changes in scope of consolidation	3,632		6,889	2	10,523
Acquisitions and other increases	367		16	251	634
Disposals and other decreases	(44)		(920)	(75)	(1,039)
Currency translation differences	218		1,757	10	1,985
Transfers(a)	(430)		420	3	(7)

Gross value at December 31, 2018	7,422		61,800	1,559	70,781

Accumulated amortization & impairment at January 1, 2016	(2,301)		(41,888)	(872)	(45,061)

Amortization expense	—		(1,712)	(104)	(1,816)
Impairment losses, net of reversals(b)	(60)		(137)	—	(197)
Disposals and other decreases	108		673	73	854
Currency translation differences	(41)		(931)	(12)	(984)
Transfers(a)	4		(2)	(1)	1

Accumulated amortization & impairment at December 31, 2016	(2,290)		(43,997)	(916)	(47,203)

Amortization expense	—		(1,886)	(112)	(1,998)
Impairment losses, net of reversals(b)	(95)		(215)	(3)	(313)
Disposals and other decreases	39		443	64	546
Currency translation differences	142		3,138	35	3,315
Transfers(a)	—		41	7	48

Accumulated amortization & impairment at December 31, 2017	(2,204)		(42,476)	(925)	(45,605)

Amortization expense	—		(2,188)	(115)	(2,303)
Impairment losses, net of reversals(b)	(456)		(264)	(10)	(730)
Disposals and other decreases	36		840	68	944
Currency translation differences	(54)		(1,146)	(6)	(1,206)
Transfers(a)	—		6	2	8

Accumulated amortization & impairment at December 31, 2018	(2,678)		(45,228)	(986)	(48,892)

Carrying amount at December 31, 2016	1,359		9,110	410	10,879
Carrying amount at December 31, 2017	1,475		11,162	443	13,080

Carrying amount at December 31, 2018	4,744		16,572	573	21,889

(a)	The “Transfers” line mainly relates to acquired R&D that came into commercial use during the period and is being amortized from the date of marketing approval.
(b)	See Note D.5.
(c)	Includes the return of product rights to Hanmi Pharmaceutical Co. Ltd in 2016 (see Note D.21.1).

“Products, trademarks and other rights” (excluding items relating to the Animal Health business, reported within the line item Assets held for sale or exchange as of January 1, 2016 and December 31, 2016; see Note D.36.), mainly comprise:

•	“marketed products”, with a carrying amount of €15.5 billion as of December 31, 2018 (versus €10.6 billion as of December 31, 2017 and €8.4 billion as of December 31, 2016) and a weighted average amortization period of approximately 10 years;

•	“trademarks”, with a carrying amount of €0.1 billion as of December 31, 2018 (versus €0.2 billion as of December 31, 2017 and December 31, 2016) and a weighted average amortization period of approximately 12 years.

The table below provides information about the principal “marketed products”, which were recognized in connection with business combinations and represented 93% of the carrying amount of that item as of December 31, 2018:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount at December 31, 2018	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2017	Carrying amount at December 31, 2016
Genzyme	10,566	(7,578)	2,988	10	5	3,834	5,009
Boehringer Ingelheim Consumer Healthcare	3,725	(488)	3,237	16	15	3,442	—
Aventis	33,571	(33,162)	409	9	4	584	1,095
Chattem	1,273	(525)	748	23	15	766	930
Protein Sciences	800	(85)	715	13	12	744	—
Bioverativ	6,824	(439)	6,385	13	12	—	—

Total: principal marketed products	56,759	(42,277)	14,482			9,370	7,034

(a)	Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b)	Weighted averages.

Acquisitions of other intangible assets (excluding software) during 2018 amounted to €383 million.

During 2018, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval. The main item involved was the immuno-oncology product Libtayo® (€348 million).

During 2017, €9 million of acquired research and development came into commercial use, and started being amortized from the date of marketing approval.

During 2016, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval. The main such items were the diabetes treatments Lyxumia® and Soliqua® 100/33 (€52 million).

Amortization of other intangible assets is recognized in the income statement within the line item Amortization of intangible assets, except for amortization of software and other rights of an industrial or operational nature which is recognized in the relevant classification of expense by function. An analysis of amortization of software is shown in the table below:

(€ million)	2018	2017	2016
Cost of sales	21	28	28
Research and development expenses	4	22	16
Selling and general expenses	87	53	56
Other operating expenses	3	9	5

Total	115	112	105